Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

Cost	Laboratory and Manufacturing Equipment $000s	Furniture and Fixtures $000s	Computer Equipment and Software $000s	Leasehold Improvements $000s	Construction in process $000s	Total $000s
Balance as of January 1, 2021	8,420	1,452	1,519	18,054	3,852	33,297
Additions, net of transfers	1,424	—	92	183	6,723	8,422
Disposals	(323)	—	(282)	—	—	(605)
Reclassifications	2,211	—	—	248	(2,459)	—
Balance as of December 31, 2021	11,733	1,452	1,329	18,485	8,116	41,115
Additions, net of transfers	390	—	11	412	1,362	2,176
Disposals	(118)	—	—	—	(77)	(195)
Deconsolidation of subsidiaries	—	—	(58)	—	—	(58)
Reclassifications	1,336	58	137	5,067	(6,598)	—
Balance as of December 31, 2022	13,341	1,510	1,419	23,964	2,803	43,037

Disclosure of accumulated depreciation and impairment loss

Accumulated depreciation and impairment loss	Laboratory and Manufacturing Equipment $000s	Furniture and Fixtures $000s	Computer Equipment and Software $000s	Leasehold Improvements $000s	Construction in process $000s	Total $000s
Balance as of January 1, 2021	(3,965)	(454)	(1,287)	(4,815)	—	(10,520)
Depreciation	(1,973)	(208)	(174)	(1,991)	—	(4,346)
Disposals	251	—	271	—	—	522
Balance as of December 31, 2021	(5,686)	(663)	(1,190)	(6,806)	—	(14,344)
Depreciation	(2,082)	(212)	(107)	(3,444)	—	(5,845)
Disposals	57	—	—	—	—	57
Deconsolidation of subsidiaries	—	—	53	—	—	53
Balance as of December 31, 2022	(7,711)	(875)	(1,244)	(10,250)	—	(20,080)

Disclosure of property & equipment, net

Property and Equipment, net	Laboratory and Manufacturing Equipment $000s	Furniture and Fixtures $000s	Computer Equipment and Software $000s	Leasehold Improvements $000s	Construction in process $000s	Total $000s
Balance as of December 31, 2021	6,047	790	139	11,679	8,116	26,771
Balance as of December 31, 2022	5,630	635	174	13,714	2,803	22,957